Provisions	12 Months Ended
Mar. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions
Provisions

	March 31, 2019 R’000	March 31, 2018 R’000

Product warranties
Beginning of the year	13,785	11,538
Income statement charge	2,993	5,772
Utilized	(5,916)	(3,452)
Foreign currency translation differences	401	(73)
End of the year	11,263	13,785
Non-current portion	(291)	(516)
Current portion	10,972	13,269

The Group provides warranties on certain products and undertakes to repair or replace items that fail to perform satisfactorily. Management estimates the related provision for future warranty claims based on historical warranty claim information, the product lifetime, as well as recent trends that might suggest that past cost information may differ from future claims.

	March 31, 2019 R’000	March 31, 2018 R’000

Maintenance provision
Beginning of the year	4,429	3,511
Income statement charge	20,098	13,695
Utilized	(17,923)	(12,604)
Foreign currency translation differences	311	(173)
End of the year	6,915	4,429
Non-current portion	—	—
Current portion	6,915	4,429

The Group provides for maintenance required related to ongoing contracts when the obligation to repair occurs. Management estimates the related provision for maintenance costs per unit based on the estimated costs expected to be incurred to repair the respective units.

	March 31, 2019 R’000	March 31, 2018 R’000

Decommissioning provision
Beginning of the year	1,616	1,424
Finance costs (note 26)	44	213
Foreign currency translation differences	275	(21)
End of the year	1,935	1,616
Non-current portion	(1,935)	(1,616)
Current portion	—	—

The Group provides for the anticipated present value of costs associated with the restoration of leasehold property to its condition at inception of the lease, including the removal of items included in plant and equipment that is erected on leased land. The final cash outflow of these costs is not expected to occur in the next 12 months.

	March 31, 2019 R’000	March 31, 2018 R’000

Restructuring provision
Beginning of the year	24	11,465
Income statement charge/(reversal) (note 24)	3,034	(741)
Utilized	(2,278)	(10,653)
Foreign currency translation differences	4	(47)
End of the year	784	24
Non-current portion	—	—
Current portion	784	24

Restructuring costs
2019
R3.0 million provision was raised in respect of restructuring plans implemented during fiscal 2019. R1.9 million was raised in the Middle East and Australasia segment and R1.1 million in the Africa segment. R2.3 million of the restructuring provision was utilized in respect of these restructuring plans during fiscal 2019.The remaining restructuring provision is expected to be utilized by the third quarter of fiscal 2020.
2018
R10.7 million of the restructuring provision was utilized in respect of the restructuring plans implemented during fiscal 2017 by the Europe and Middle East and Australasia segments. The total cost of the restructuring plans was expected to approximate R15.0 million. These costs consisted of estimated staff costs in respect of affected employees. R0.7 million was released during fiscal 2018. The remaining restructuring provision was expected to be utilized within the first quarter of fiscal 2019.

	March 31, 2019 R’000		March 31, 2018 R’000

Other provisions
Beginning of the year	2,561		2,673
Income statement charge	227		224
Utilized	—		—
Foreign currency translation differences	590		(336)
End of the year	3,378		2,561
Non-current portion	—		—
Current portion	3,378	—	2,561

Other provisions
The provision in fiscal 2018 relates to taxation matters which may not be resolved in a manner that is favorable to the Group. The Group has raised provisions in respect of these matters based on estimates and the probability of an outflow of economic benefits and this should not be construed as an admission of legal liability.

	March 31, 2019 R’000	March 31, 2018 R’000

Total provisions
Product warranties	11,263	13,785
Maintenance provision	6,915	4,429
Decommissioning provision	1,935	1,616
Restructuring provision	784	24
Other provisions	3,378	2,561
Total provision	24,275	22,415
Non-current portion	(2,226)	(2,132)
Current provision	22,049	20,283